INTEREST- BEARING BANK BORROWINGS (SECURED) - Bank borrowings are denominated in currencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of INTEREST- BEARING BANK BORROWINGS SECURED [Line Items]
Borrowings	¥ 36,217	¥ 36,203
Renminbi
Disclosure Of INTEREST- BEARING BANK BORROWINGS SECURED [Line Items]
Borrowings	0	0
US dollars
Disclosure Of INTEREST- BEARING BANK BORROWINGS SECURED [Line Items]
Borrowings	¥ 0	¥ 0